CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                October 18, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:           First Trust Exchange-Traded Fund VII
                     (Registration Nos. 333-184918, 811-22767)
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Ladies and Gentlemen:

      On behalf of the Registrant, we are filing, pursuant to Rule 485(b) of the Securities Act of 1933 (the "Act"), the Registrant's Post-Effective Amendment No. 1 to its registration statement (the "Amendment"). The Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Pre-Effective Amendment No. 2 to the Registrant's registration statement, as filed with the Securities and Exchange Commission on September 18, 2013.

      We have reviewed the Amendment, and we represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) under the Act.

      If we may cooperate with you in any way in the processing of the Amendment, please telephone the undersigned at (312) 845-3484.


                                                Very truly yours,

                                                CHAPMAN AND CUTLER LLP


                                                By: /s/ Morrison C. Warren
                                                    ----------------------------
                                                    Morrison C. Warren
Enclosures